Derivative Financial Instruments - Additional Information (Detail) $ in Millions		12 Months Ended
	May 04, 2017	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Mar. 04, 2016	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Feb. 28, 2015 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities		$ 9,000,000,000	$ 5,200,000,000					$ 2,600,000,000
Description of derivative instruments variable interest rate basis		debt securities certificates were issued at a 28-day TIIE variable rate plus 49 base points
Unsecured credit agreement				$ 191.0
Description of loan agreement maturity date		with monthly interest payments, for a term of 5 years
Gain (loss) on derivative financial instruments		$ 34,361,000	68,261,000
Amount recognised as derivative in other comprehensive income		0
Amount recognised as application of coverage in comprehensive income		19,607,000	607,000
Gain (loss) on sale of derivatives		34,361,000	$ 68,261,000
Debt instrument interest rate	7.21%
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives		$ 715,000
T I I E 28 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate one		5.75%	5.75%	5.75%
Top of Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate one					1.75%
Bottom of Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate two					2.75%
Scotiabank [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured credit agreement							$ 95.5
Scotiabank [Member] | T I I E 28 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate one		5.75%	5.75%	5.75%
Capitalization interest rate two		6.75%	6.75%	6.75%
BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured credit agreement						$ 95.5
Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate basis		one month LIBOR plus 99 and 105 basis points
Tranche One [Member] | Unsecured Debt Securities G A P 15 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities									$ 1,100,000,000
Tranche Two [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis		Generates interest at a variable rate of TIIE-28 plus 24 basis points with a term of 5 years
Derivative financial instrument basis points		0.24%		0.24%
Description on period of derivative financial instruments variable interest rate		Term of 5 years
Tranche Two [Member] | Unsecured Debt Securities G A P 15 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities		$ 110,000,001,000